UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     April 23, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $139,099 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     2604   625974          SOLE                   284236        0   341738
ANNALY CAP MGMT INC            COM              035710409     9684   698174          SOLE                   316310        0   381864
ARES CAP CORP                  COM              04010L103     1813   374565          SOLE                   170430        0   204135
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1328   308157          SOLE                   138350        0   169807
AVISTA CORP                    COM              05379B107     4171   302654          SOLE                   136920        0   165734
AVNET INC                      COM              053807103     2262   129160          SOLE                    58360        0    70800
BE AEROSPACE INC               COM              073302101     1930   222568          SOLE                   103575        0   118993
BIO RAD LABS INC               CL A             090572207     3051    46290          SOLE                    20940        0    25350
BRINKER INTL INC               COM              109641100     3107   205740          SOLE                    93282        0   112458
BRONCO DRILLING CO INC         COM              112211107     2196   417497          SOLE                   189177        0   228320
BROOKS AUTOMATION INC          COM              114340102     1031   223711          SOLE                   100110        0   123601
CEDAR SHOPPING CTRS INC        COM NEW          150602209      564   324046          SOLE                   147120        0   176926
CHRISTOPHER & BANKS CORP       COM              171046105     2433   594790          SOLE                   269104        0   325686
CMS ENERGY CORP                COM              125896100     3748   316520          SOLE                   143720        0   172800
CROWN HOLDINGS INC             COM              228368106    10357   455673          SOLE                   201230        0   254443
CSG SYS INTL INC               COM              126349109     4614   323140          SOLE                   146220        0   176920
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     2801   112317          SOLE                    50760        0    61557
FLEXTRONICS INTL LTD           ORD              Y2573F102     3436  1188846          SOLE                   537936        0   650910
FOREST OIL CORP                COM PAR $0.01    346091705     2381   181085          SOLE                    81920        0    99165
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     2864   174418          SOLE                    78678        0    95740
KELLY SVCS INC                 CL A             488152208     2466   306395          SOLE                   138810        0   167585
LIFEPOINT HOSPITALS INC        COM              53219L109     3913   187580          SOLE                    84890        0   102690
LITTELFUSE INC                 COM              537008104     2261   205771          SOLE                    93210        0   112561
MAIDENFORM BRANDS INC          COM              560305104     2415   263670          SOLE                   120040        0   143630
MARINER ENERGY INC             COM              56845T305      869   112179          SOLE                    50270        0    61909
MEADOWBROOK INS GROUP INC      COM              58319P108     5399   885128          SOLE                   402300        0   482828
MEADWESTVACO CORP              COM              583334107     4144   345596          SOLE                   156048        0   189548
MEREDITH CORP                  COM              589433101     1576    94713          SOLE                    42843        0    51870
MFA FINANCIAL INC              COM              55272X102     7116  1210162          SOLE                   548860        0   661302
NATIONAL PENN BANCSHARES INC   COM              637138108     1860   224068          SOLE                   101734        0   122334
NEWELL RUBBERMAID INC          COM              651229106     2304   361150          SOLE                   163528        0   197622
OWENS ILL INC                  COM NEW          690768403     4290   297082          SOLE                   134450        0   162632
PATTERSON UTI ENERGY INC       COM              703481101     1334   148930          SOLE                    67350        0    81580
PEROT SYS CORP                 CL A             714265105     5148   399722          SOLE                   181020        0   218702
PORTLAND GEN ELEC CO           COM NEW          736508847     3625   206060          SOLE                    93390        0   112670
SAKS INC                       COM              79377W108      305   163320          SOLE                    73826        0    89494
SCHOLASTIC CORP                COM              807066105     1478    98090          SOLE                    44010        0    54080
SEAGATE TECHNOLOGY             SHS              G7945J104     3641   605780          SOLE                   274354        0   331426
SHAW GROUP INC                 COM              820280105     5274   192410          SOLE                    87250        0   105160
SKECHERS U S A INC             CL A             830566105     1898   284514          SOLE                   128940        0   155574
SMUCKER J M CO                 COM NEW          832696405     3538    94920          SOLE                    42990        0    51930
SPARTECH CORP                  COM NEW          847220209      232    94196          SOLE                    41810        0    52386
STAGE STORES INC               COM NEW          85254C305     2586   256532          SOLE                   116320        0   140212
TECH DATA CORP                 COM              878237106     3809   174896          SOLE                    79320        0    95576
U S CONCRETE INC               COM              90333L102     1243   621749          SOLE                   281530        0   340219